Risk Management - Disclosure of movement in gross exposures and impairment allowance including reconciliation of ECL (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and advances at amortised cost
Opening/beginning of period	£ 1,451,654
Opening/ending of period	1,491,765	£ 1,451,654
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Credit impairment charges	1,982	1,881	£ 1,220
Post write-off recoveries	79	44	64
Financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(15)	(29)
Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	342,747
Opening/ending of period	346,273	342,747
Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	171,512
Opening/ending of period	168,061	171,512
Retail mortgages | Kensington Mortgage Company
Loans and advances at amortised cost
Business activity in the year		2,400
Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	34,221
Opening/ending of period	34,779	34,221
Retail other
Loans and advances at amortised cost
Opening/beginning of period	9,952
Opening/ending of period	13,808	9,952
Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	127,062
Opening/ending of period	129,625	127,062
Loan commitments and financial guarantee contracts
Loans and advances at amortised cost
Opening/beginning of period	399,308
Opening/ending of period	432,157	399,308
Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	342,747
Write-offs	(1,547)	(1,168)
Opening/ending of period	346,273	342,747
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Post write-off recoveries	76	44
Net write-offs	1,471	1,124
Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	248,316
Opening/ending of period	253,898	248,316
Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	171,512
Opening/ending of period	168,061	171,512
Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	166,704
Opening/ending of period	166,181	166,704
Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	34,221
Opening/ending of period	34,779	34,221
Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	9,710
Opening/ending of period	15,030	9,710
Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	9,952
Opening/ending of period	13,808	9,952
Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	8,031
Opening/ending of period	11,715	8,031
Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	127,062
Opening/ending of period	129,625	127,062
Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	63,871
Opening/ending of period	60,972	63,871
Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	56,749
Opening/ending of period	68,210	56,749
Stage 1 | Loan commitments and financial guarantee contracts
Loans and advances at amortised cost
Opening/beginning of period	374,063
Opening/ending of period	412,255	374,063
Stage 1 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	300,666
Opening/ending of period	305,836	300,666
Stage 1 | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	214,783
Opening/ending of period	220,903	214,783
Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	150,152
Opening/ending of period	146,652	150,152
Stage 1 | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	145,958
Opening/ending of period	145,003	145,958
Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	29,886
Opening/ending of period	30,573	29,886
Stage 1 | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	7,983
Opening/ending of period	13,278	7,983
Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	8,410
Opening/ending of period	12,312	8,410
Stage 1 | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	6,776
Opening/ending of period	10,471	6,776
Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	112,218
Opening/ending of period	116,299	112,218
Stage 1 | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	54,066
Opening/ending of period	52,151	54,066
Stage 1 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	52,858
Opening/ending of period	64,976	52,858
Lifetime expected credit losses | Stage 2 | Loan commitments and financial guarantee contracts
Loans and advances at amortised cost
Opening/beginning of period	24,208
Opening/ending of period	18,728	24,208
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	37,425
Opening/ending of period	35,402	37,425
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	30,276
Opening/ending of period	29,248	30,276
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	19,364
Opening/ending of period	19,534	19,364
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	19,046
Opening/ending of period	19,446	19,046
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	3,948
Opening/ending of period	3,770	3,948
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,636
Opening/ending of period	1,624	1,636
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	1,225
Opening/ending of period	1,262	1,225
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,135
Opening/ending of period	1,108	1,135
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	12,888
Opening/ending of period	10,836	12,888
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	8,459
Opening/ending of period	7,070	8,459
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	3,891
Opening/ending of period	3,234	3,891
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	4,656
Opening/ending of period	4,978	4,656
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	3,257
Opening/ending of period	3,690	3,257
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	1,996
Opening/ending of period	1,875	1,996
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,700
Opening/ending of period	1,732	1,700
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	387
Opening/ending of period	396	387
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	91
Opening/ending of period	88	91
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	317
Opening/ending of period	217	317
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	120
Opening/ending of period	119	120
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	1,956
Opening/ending of period	2,490	1,956
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,346
Opening/ending of period	1,751	1,346
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	57	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	57	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	40	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	40	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	17	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	17	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Gross exposure | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	172,095	174,286
Business activity in the year	23,680	24,333
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(8,268)	(13,143)
Final repayments	(15,173)	(12,831)
Disposals	(4,069)	(531)
Write-offs	(17)	(19)
Opening/ending of period	168,248	172,095	174,286
Gross exposure | Retail mortgages | Italy
Loans and advances at amortised cost
Disposals	(3,200)
Gross exposure | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	37,707	37,617
Business activity in the year	7,689	3,136
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	1,489	440
Final repayments	(182)	(337)
Transfers to assets held for sale	(6,241)	(2,158)
Disposals	(1,273)	(186)
Write-offs	(1,103)	(805)
Opening/ending of period	38,086	37,707	37,617
Gross exposure | Retail credit cards | Tesco Personal Finance PLC
Loans and advances at amortised cost
Business activity in the year	4,200
Gross exposure | Retail other
Loans and advances at amortised cost
Opening/beginning of period	10,305	15,658
Business activity in the year	7,883	7,527
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(331)	(4,556)
Final repayments	(3,488)	(6,126)
Transfers to assets held for sale		(1,933)
Disposals	(46)	(134)
Write-offs	(105)	(131)
Opening/ending of period	14,218	10,305	15,658
Gross exposure | Retail other | Tesco Personal Finance PLC
Loans and advances at amortised cost
Business activity in the year	4,100
Gross exposure | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	128,361	131,281
Business activity in the year	28,344	24,351
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	3,029	(206)
Final repayments	(28,546)	(26,244)
Transfers to assets held for sale	(59)
Disposals	(16)	(608)
Write-offs	(322)	(213)
Opening/ending of period	130,791	128,361	131,281
Gross exposure | Other financial assets subject to impairment
Loans and advances at amortised cost
Opening/beginning of period	186,200
Opening/ending of period	204,200	186,200
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Securitisations assets | Retail mortgages
Loans and advances at amortised cost
Disposals	(800)
Gross exposure | Trade receivables | Retail credit cards | United States
Loans and advances at amortised cost
Disposals	(900)
Gross exposure | Debt securities at amortised cost | Retail credit cards
Loans and advances at amortised cost
Disposals	(400)
Gross exposure | Debt securities at amortised cost | Retail other
Loans and advances at amortised cost
Disposals	(46)	(70)
Gross exposure | Debt securities at amortised cost | Corporate loans
Loans and advances at amortised cost
Disposals	(16)	(608)
Gross exposure | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	348,468
Opening/ending of period	351,343	348,468
Gross exposure | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	250,326
Opening/ending of period	255,938	250,326
Gross exposure | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	172,095
Opening/ending of period	168,248	172,095
Gross exposure | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	166,936
Opening/ending of period	166,339	166,936
Gross exposure | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	37,707
Opening/ending of period	38,086	37,707
Gross exposure | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	10,420
Opening/ending of period	15,780	10,420
Gross exposure | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	10,305
Opening/ending of period	14,218	10,305
Gross exposure | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	8,348
Opening/ending of period	12,098	8,348
Gross exposure | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	128,361
Opening/ending of period	130,791	128,361
Gross exposure | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	64,622
Opening/ending of period	61,721	64,622
Gross exposure | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	56,776
Opening/ending of period	68,233	56,776
Gross exposure | Wealth portfolio | Retail other | Italy
Loans and advances at amortised cost
Disposals		(64)
Gross exposure | Stage 1 | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	301,585
Opening/ending of period	306,774	301,585
Gross exposure | Stage 1 | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	150,202	153,672
Business activity in the year	22,881	23,329
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(7,297)	(11,505)
Final repayments	(12,680)	(10,837)
Disposals	(2,688)	(525)
Write-offs	0	0
Opening/ending of period	146,690	150,202	153,672
Gross exposure | Stage 1 | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	30,409	29,788
Business activity in the year	7,217	2,775
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	658	(162)
Final repayments	(136)	(241)
Transfers to assets held for sale	(5,495)	(1,621)
Disposals	(691)	0
Write-offs	0	0
Opening/ending of period	31,126	30,409	29,788
Gross exposure | Stage 1 | Retail other
Loans and advances at amortised cost
Opening/beginning of period	8,469	13,470
Business activity in the year	7,590	7,302
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(265)	(4,163)
Final repayments	(3,021)	(5,347)
Transfers to assets held for sale		(1,561)
Disposals	0	0
Write-offs	0	0
Opening/ending of period	12,450	8,469	13,470
Gross exposure | Stage 1 | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	112,505	111,891
Business activity in the year	27,032	23,213
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	4,191	2,079
Final repayments	(25,861)	(23,149)
Transfers to assets held for sale	(49)
Disposals	(12)	(386)
Write-offs	0	0
Opening/ending of period	116,508	112,505	111,891
Gross exposure | Stage 1 | Other financial assets subject to impairment
Loans and advances at amortised cost
Opening/beginning of period	185,400
Opening/ending of period	202,700	185,400
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	(10,013)	(9,557)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	(2,093)	(2,406)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	(619)	(1,179)
Gross exposure | Stage 1 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	(3,810)	(6,172)
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	6,591	6,052
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,933	2,900
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	423	463
Gross exposure | Stage 1 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	3,316	5,592
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(388)	(453)
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(702)	(678)
Gross exposure | Stage 1 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(209)	(549)
Gross exposure | Stage 1 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(1,073)	(758)
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	82	26
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	26	54
Gross exposure | Stage 1 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	82	33
Gross exposure | Stage 1 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	269	195
Gross exposure | Stage 1 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	301,585
Opening/ending of period	306,774	301,585
Gross exposure | Stage 1 | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	215,184
Opening/ending of period	221,426	215,184
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	150,202
Opening/ending of period	146,690	150,202
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	146,001
Opening/ending of period	145,039	146,001
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	30,409
Opening/ending of period	31,126	30,409
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	8,094
Opening/ending of period	13,497	8,094
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	8,469
Opening/ending of period	12,450	8,469
Gross exposure | Stage 1 | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	6,832
Opening/ending of period	10,606	6,832
Gross exposure | Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	112,505
Opening/ending of period	116,508	112,505
Gross exposure | Stage 1 | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	54,257
Opening/ending of period	52,284	54,257
Gross exposure | Stage 1 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	52,869
Opening/ending of period	64,988	52,869
Gross exposure | Lifetime expected credit losses | Stage 2 | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	39,692
Opening/ending of period	37,153	39,692
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	19,469	18,200
Business activity in the year	792	978
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(918)	(1,136)
Final repayments	(2,099)	(1,666)
Disposals	(682)	(4)
Write-offs	0	0
Opening/ending of period	19,596	19,469	18,200
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	5,578	6,449
Business activity in the year	400	332
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	838	649
Final repayments	(41)	(70)
Transfers to assets held for sale	(689)	(445)
Disposals	(175)	0
Write-offs	0	0
Opening/ending of period	5,017	5,578	6,449
Gross exposure | Lifetime expected credit losses | Stage 2 | Retail other
Loans and advances at amortised cost
Opening/beginning of period	1,343	1,468
Business activity in the year	252	197
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(125)	(247)
Final repayments	(194)	(358)
Transfers to assets held for sale		(288)
Disposals	0	0
Write-offs	0	0
Opening/ending of period	1,373	1,343	1,468
Gross exposure | Lifetime expected credit losses | Stage 2 | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	13,302	16,818
Business activity in the year	897	933
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(531)	(1,618)
Final repayments	(2,322)	(2,689)
Transfers to assets held for sale	(9)
Disposals	(2)	(114)
Write-offs	0	0
Opening/ending of period	11,167	13,302	16,818
Gross exposure | Lifetime expected credit losses | Stage 2 | Other financial assets subject to impairment
Loans and advances at amortised cost
Opening/beginning of period	600
Opening/ending of period	1,300	600
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	10,013	9,557
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	2,093	2,406
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	619	1,179
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	3,810	6,172
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	(6,591)	(6,052)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	(1,933)	(2,900)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	(423)	(463)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	(3,316)	(5,592)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(530)	(530)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(1,079)	(874)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(151)	(154)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(892)	(1,011)
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	142	122
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	25	31
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	52	9
Gross exposure | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	230	403
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	39,692
Opening/ending of period	37,153	39,692
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	31,176
Opening/ending of period	30,055	31,176
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	19,469
Opening/ending of period	19,596	19,469
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	19,123
Opening/ending of period	19,507	19,123
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	5,578
Opening/ending of period	5,017	5,578
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	2,128
Opening/ending of period	2,064	2,128
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	1,343
Opening/ending of period	1,373	1,343
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,252
Opening/ending of period	1,218	1,252
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	13,302
Opening/ending of period	11,167	13,302
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	8,673
Opening/ending of period	7,266	8,673
Gross exposure | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	3,907
Opening/ending of period	3,245	3,907
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	7,191
Opening/ending of period	7,359	7,191
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	2,424	2,414
Business activity in the year	7	26
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(53)	(502)
Final repayments	(394)	(328)
Disposals	(699)	(2)
Write-offs	(17)	(19)
Opening/ending of period	1,962	2,424	2,414
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	1,720	1,380
Business activity in the year	32	29
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(7)	(47)
Final repayments	(5)	(26)
Transfers to assets held for sale	(57)	(92)
Disposals	(407)	(186)
Write-offs	(1,103)	(805)
Opening/ending of period	1,903	1,720	1,380
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Retail other
Loans and advances at amortised cost
Opening/beginning of period	493	720
Business activity in the year	24	28
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	59	(146)
Final repayments	(273)	(421)
Transfers to assets held for sale		(84)
Disposals	(46)	(134)
Write-offs	(105)	(131)
Opening/ending of period	378	493	720
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	2,554	2,572
Business activity in the year	415	205
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(631)	(667)
Final repayments	(363)	(406)
Transfers to assets held for sale	(1)
Disposals	(2)	(108)
Write-offs	(322)	(213)
Opening/ending of period	3,116	2,554	2,572
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	918	983
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	1,781	1,552
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	360	703
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	1,965	1,769
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(224)	(148)
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(51)	(85)
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(134)	(42)
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(499)	(598)
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	7,191
Opening/ending of period	7,359	7,191
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	3,966
Opening/ending of period	4,400	3,966
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	2,424
Opening/ending of period	1,962	2,424
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,812
Opening/ending of period	1,793	1,812
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	1,720
Opening/ending of period	1,903	1,720
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	198
Opening/ending of period	179	198
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	493
Opening/ending of period	378	493
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	264
Opening/ending of period	257	264
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	2,554
Opening/ending of period	3,116	2,554
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	1,692
Opening/ending of period	2,171	1,692
Gross exposure | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	57	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Disposals	0	0
Write-offs	0	0
Opening/ending of period	0	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	40	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Transfers to assets held for sale	0	0
Disposals	0	0
Write-offs	0	0
Opening/ending of period	40	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Retail other
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	17	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Transfers to assets held for sale		0
Disposals	0	0
Write-offs	0	0
Opening/ending of period	17	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Transfers to assets held for sale
Disposals	0	0
Write-offs	0	0
Opening/ending of period	0	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	57	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	57	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	40	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	40	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	17	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	17	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Gross exposure | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment
Loans and advances at amortised cost
Opening/beginning of period	(6,252)
Opening/ending of period	(5,532)	(6,252)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(91)	(73)
ECL charge on assets held for sale	74
Total exchange and other adjustments	68	166
Accumulated impairment | Loans and advances
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,995	1,894
Accumulated impairment | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(583)	(516)
Business activity in the year	(12)	(31)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(22)	(84)
Final repayments	40	27
Disposals	373	2
Write-offs	17	19
Opening/ending of period	(187)	(583)	(516)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(6)	88
Accumulated impairment | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(3,486)	(3,033)
Business activity in the year	(331)	(201)
Refinements to models used for calculation	20	(20)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,321)	(1,330)
Final repayments	26	54
Transfers to assets held for sale	271	124
Disposals	411	115
Write-offs	1,103	805
Opening/ending of period	(3,307)	(3,486)	(3,033)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,606	1,497
Accumulated impairment | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(353)	(574)
Business activity in the year	(157)	(71)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(96)	(89)
Final repayments	57	64
Transfers to assets held for sale		112
Disposals	34	74
Write-offs	105	131
Opening/ending of period	(410)	(353)	(574)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	196	96
Accumulated impairment | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(1,299)	(1,427)
Business activity in the year	(107)	(101)
Refinements to models used for calculation	(36)	(113)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(221)	(153)
Final repayments	165	154
Transfers to assets held for sale	5
Disposals	5	128
Write-offs	322	213
Opening/ending of period	(1,166)	(1,299)	(1,427)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	199	213
Accumulated impairment | Corporate loans | Government debt
Loans and advances at amortised cost
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	2,700	(800)
Accumulated impairment | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(65)	(79)
Accumulated impairment | Other financial assets subject to impairment
Loans and advances at amortised cost
Opening/beginning of period	(151)
Opening/ending of period	(156)	(151)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	5	(12)
Accumulated impairment | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(4)	(15)
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(5,721)
Opening/ending of period	(5,070)	(5,721)
Accumulated impairment | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(2,010)
Opening/ending of period	(2,040)	(2,010)
Accumulated impairment | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(583)
Opening/ending of period	(187)	(583)
Accumulated impairment | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(232)
Opening/ending of period	(158)	(232)
Accumulated impairment | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(3,486)
Opening/ending of period	(3,307)	(3,486)
Accumulated impairment | Financial assets at amortised cost | Retail credit cards | United States
Loans and advances at amortised cost
Refinements to models used for calculation	(11)	(43)
Accumulated impairment | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(710)
Refinements to models used for calculation	31	(88)
Opening/ending of period	(750)	(710)
Accumulated impairment | Financial assets at amortised cost | Retail credit cards | Germany
Loans and advances at amortised cost
Refinements to models used for calculation		111
Accumulated impairment | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(353)
Opening/ending of period	(410)	(353)
Accumulated impairment | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(317)
Opening/ending of period	(383)	(317)
Accumulated impairment | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(1,299)
Opening/ending of period	(1,166)	(1,299)
Accumulated impairment | Financial assets at amortised cost | Corporate loans | Corporate and Investment Bank
Loans and advances at amortised cost
Refinements to models used for calculation		(93)
Accumulated impairment | Financial assets at amortised cost | Corporate loans | Barclays Investment Bank
Loans and advances at amortised cost
Refinements to models used for calculation	(69)
Accumulated impairment | Financial assets at amortised cost | Corporate loans | ESHLA portfolio
Loans and advances at amortised cost
Refinements to models used for calculation	33
Accumulated impairment | Financial assets at amortised cost | Corporate loans | Barclaycard Payments
Loans and advances at amortised cost
Refinements to models used for calculation		(20)
Accumulated impairment | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(751)
Opening/ending of period	(749)	(751)
Accumulated impairment | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	(27)
Opening/ending of period	(23)	(27)
Accumulated impairment | Stage 1
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(21)	4
Accumulated impairment | Stage 1 | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(919)
Opening/ending of period	(938)	(919)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	110	(89)
Accumulated impairment | Stage 1 | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(50)	(29)
Business activity in the year	(8)	(13)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	37	8
Final repayments	5	3
Disposals	5	2
Write-offs	0	0
Opening/ending of period	(38)	(50)	(29)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(7)	23
Accumulated impairment | Stage 1 | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(523)	(458)
Business activity in the year	(184)	(60)
Refinements to models used for calculation	(5)	28
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	450	465
Final repayments	7	14
Transfers to assets held for sale	64	15
Disposals	20	0
Write-offs	0	0
Opening/ending of period	(553)	(523)	(458)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	114	80
Accumulated impairment | Stage 1 | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(59)	(100)
Business activity in the year	(105)	(27)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	33	57
Final repayments	11	13
Transfers to assets held for sale		20
Disposals	0	0
Write-offs	0	0
Opening/ending of period	(138)	(59)	(100)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	79	(21)
Accumulated impairment | Stage 1 | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(287)	(461)
Business activity in the year	(45)	(43)
Refinements to models used for calculation	6	61
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	124	179
Final repayments	46	43
Transfers to assets held for sale	1
Disposals	1	3
Write-offs	0	0
Opening/ending of period	(209)	(287)	(461)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(76)	(171)
Accumulated impairment | Stage 1 | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(9)	(72)
Accumulated impairment | Stage 1 | Other financial assets subject to impairment
Loans and advances at amortised cost
Opening/beginning of period	(16)
Opening/ending of period	(19)	(16)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	3	6
Accumulated impairment | Stage 1 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1	2
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	5	2
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	66	68
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	8	13
Accumulated impairment | Stage 1 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	28	45
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	(29)	(22)
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	(461)	(590)
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	(27)	(36)
Accumulated impairment | Stage 1 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	(75)	(108)
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	26	27
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	2	4
Accumulated impairment | Stage 1 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	6	10
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(3)	(1)
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(13)	(32)
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(1)	(3)
Accumulated impairment | Stage 1 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(14)	(16)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(919)
Opening/ending of period	(938)	(919)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(401)
Opening/ending of period	(523)	(401)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(50)
Opening/ending of period	(38)	(50)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(43)
Opening/ending of period	(36)	(43)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(523)
Opening/ending of period	(553)	(523)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(111)
Opening/ending of period	(219)	(111)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(59)
Opening/ending of period	(138)	(59)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(56)
Opening/ending of period	(135)	(56)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(287)
Opening/ending of period	(209)	(287)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(191)
Opening/ending of period	(133)	(191)
Accumulated impairment | Stage 1 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	(11)
Opening/ending of period	(12)	(11)
Accumulated impairment | Lifetime expected credit losses | Stage 2
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	20	(4)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(2,267)
Opening/ending of period	(1,751)	(2,267)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(241)	83
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(105)	(73)
Business activity in the year	(4)	(7)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(36)	(65)
Final repayments	11	9
Disposals	40	0
Write-offs	0	0
Opening/ending of period	(62)	(105)	(73)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(3)	32
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(1,630)	(1,620)
Business activity in the year	(118)	(116)
Refinements to models used for calculation	29	(37)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(628)	(797)
Final repayments	16	21
Transfers to assets held for sale	161	41
Disposals	69	0
Write-offs	0	0
Opening/ending of period	(1,247)	(1,630)	(1,620)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(153)	51
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(118)	(166)
Business activity in the year	(30)	(23)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(13)	(31)
Final repayments	5	7
Transfers to assets held for sale		32
Disposals	0	0
Write-offs	0	0
Opening/ending of period	(111)	(118)	(166)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(7)	(16)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(414)	(424)
Business activity in the year	(36)	(29)
Refinements to models used for calculation	(42)	(174)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(4)	73
Final repayments	98	46
Transfers to assets held for sale	3
Disposals	2	26
Write-offs	0	0
Opening/ending of period	(331)	(414)	(424)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(78)	16
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(37)	(28)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Other financial assets subject to impairment
Loans and advances at amortised cost
Opening/beginning of period	(2)
Opening/ending of period	(7)	(2)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	5	(7)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(5)	(17)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	(5)	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	(66)	(68)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	(8)	(13)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	(28)	(45)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	29	22
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	461	590
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	27	36
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	75	108
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	10	13
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	469	374
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	30	44
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	37	27
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(2)	(2)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(10)	(18)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(4)	(4)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(22)	(22)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(2,267)
Opening/ending of period	(1,751)	(2,267)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(900)
Opening/ending of period	(807)	(900)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(105)
Opening/ending of period	(62)	(105)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(77)
Opening/ending of period	(61)	(77)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(1,630)
Opening/ending of period	(1,247)	(1,630)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(492)
Opening/ending of period	(440)	(492)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(118)
Opening/ending of period	(111)	(118)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(117)
Opening/ending of period	(110)	(117)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(414)
Opening/ending of period	(331)	(414)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(214)
Opening/ending of period	(196)	(214)
Accumulated impairment | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	(16)
Opening/ending of period	(11)	(16)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	(90)	(73)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(2,535)
Opening/ending of period	(2,381)	(2,535)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	2,126	1,900
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(428)	(414)
Business activity in the year	0	(11)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(23)	(27)
Final repayments	24	15
Disposals	328	0
Write-offs	17	19
Opening/ending of period	(87)	(428)	(414)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	4	33
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(1,333)	(955)
Business activity in the year	(29)	(25)
Refinements to models used for calculation	(4)	(11)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(1,143)	(998)
Final repayments	3	19
Transfers to assets held for sale	46	68
Disposals	322	115
Write-offs	1,103	805
Opening/ending of period	(1,507)	(1,333)	(955)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	1,645	1,366
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(176)	(308)
Business activity in the year	(22)	(21)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(116)	(115)
Final repayments	41	44
Transfers to assets held for sale		60
Disposals	34	74
Write-offs	105	131
Opening/ending of period	(161)	(176)	(308)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	124	133
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(598)	(542)
Business activity in the year	(26)	(29)
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(341)	(405)
Final repayments	21	65
Transfers to assets held for sale	1
Disposals	2	99
Write-offs	322	213
Opening/ending of period	(626)	(598)	(542)
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	353	368
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(19)	21
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	(3)	(11)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	(10)	(13)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	(495)	(401)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	(32)	(48)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	(43)	(37)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	5	3
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	23	50
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	5	7
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	36	38
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	(2,535)
Opening/ending of period	(2,381)	(2,535)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(709)
Opening/ending of period	(710)	(709)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	(428)
Opening/ending of period	(87)	(428)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(112)
Opening/ending of period	(61)	(112)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	(1,333)
Opening/ending of period	(1,507)	(1,333)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(107)
Opening/ending of period	(91)	(107)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	(176)
Opening/ending of period	(161)	(176)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(144)
Opening/ending of period	(138)	(144)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	(598)
Opening/ending of period	(626)	(598)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	(346)
Opening/ending of period	(420)	(346)
Accumulated impairment | Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
Recoveries and reimbursements	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Disposals	0	0
Write-offs	0	0
Opening/ending of period	0	0	0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Transfers to assets held for sale	0	0
Disposals	0	0
Write-offs	0	0
Opening/ending of period	0	0	0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Retail other
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Transfers to assets held for sale		0
Disposals	0	0
Write-offs	0	0
Opening/ending of period	0	0	0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	0	0
Business activity in the year	0	0
Refinements to models used for calculation	0	0
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	0	0
Final repayments	0	0
Transfers to assets held for sale
Disposals	0	0
Write-offs	0	0
Opening/ending of period	0	0	£ 0
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Loan commitments and financial guarantee contracts
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Other financial assets subject to impairment
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Debt securities at amortised cost
Reconciliation of ECL movement to impairment (charge)/release for the period, Loans and advances at amortised cost
ECL movement	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 1 to Stage 2 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 2 to Stage 1 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers to Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Retail mortgages
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Retail credit cards
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Retail other
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Transfers from Stage 3 | Corporate loans
Loans and advances at amortised cost
Transfers	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans | United Kingdom
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	0	0
Accumulated impairment | Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Debt securities at amortised cost
Loans and advances at amortised cost
Opening/beginning of period	0
Opening/ending of period	£ 0	£ 0